CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (USD $)	Total	COMMON STOCK SERIES A [Member]	COMMON STOCK SERIES B [Member]	ADDITIONAL PAID IN CAPITAL [Member]	ACCUMULATED DEFICIT [Member]
Balance at Dec. 31, 2013	$ 2,680,504	$ 276,401	$ 3,325	$ 54,440,247	$ (52,039,469)
Balance, shares at Dec. 31, 2013		2,764,005,816	33,253,180
Issuance of common stock for services	490,954	32,975		457,979
Issuance of common stock for services, shares		329,747,889
Issuance of common stock for related party
Issuance of common stock for related party, shares
Issuance of common stock for interest	382	19		363
Issuance of common stock for interest, shares		191,132
Issuance of common stock for notes payable conversions	660,224	63,309		596,915
Issuance of common stock for notes payable conversions, shares		633,091,123
Issuance of common stock for compensation	419,657	23,031		396,626
Issuance of common stock for compensation, shares		230,306,521
Conversion of Class B to Class A common stock	32,400	4,501	(451)	28,350
Conversion of Class B to Class A common stock, shares		45,000,000	(4,500,000)
Beneficial conversion and debt issue costs	271,620			271,620
Net loss	(2,368,888)				(2,368,888)
Balance at Jun. 30, 2014	$ 2,186,853	$ 400,236	$ 2,874	$ 56,192,100	$ (54,408,357)
Balance, shares at Jun. 30, 2014		4,002,342,481	28,753,180